UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and defense (1.0%)

Cubic Corp.	16,100	$675,234

Engility Holdings, Inc.	19,100	492,398

Triumph Group, Inc.	7,300	307,184

		1,474,816
Air freight and logistics (0.2%)

XPO Logistics, Inc.(NON)(S)	14,600	347,918

		347,918
Auto components (1.6%)

Cooper Tire & Rubber Co.	17,500	691,425

Cooper-Standard Holding, Inc.(NON)(S)	8,400	487,200

Visteon Corp.(NON)	11,800	1,194,632

		2,373,257
Banks (1.7%)

Customers Bancorp, Inc.(NON)	23,700	609,090

FCB Financial Holdings, Inc. Class A(NON)	19,400	632,828

First NBC Bank Holding Co.(NON)(S)	13,100	459,024

Renasant Corp.(S)	23,727	779,432

		2,480,374
Biotechnology (12.9%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	21,100	697,777

Alkermes PLC(NON)	5,324	312,359

AMAG Pharmaceuticals, Inc.(NON)(S)	37,525	1,490,868

Anacor Pharmaceuticals, Inc.(NON)	2,300	270,733

Applied Genetic Technologies Corp.(NON)(S)	18,500	243,090

Ardelyx, Inc.(NON)(S)	24,500	423,360

ARIAD Pharmaceuticals, Inc.(NON)	107,193	626,007

aTyr Pharma, Inc.(NON)(S)	15,400	158,004

Biospecifics Technologies Corp.(NON)	11,076	482,249

Celldex Therapeutics, Inc.(NON)	22,200	233,988

Cepheid(NON)	6,000	271,200

Chiasma, Inc.(NON)	4,347	86,418

Chimerix, Inc.(NON)	7,200	275,040

Dyax Corp.(NON)	25,700	490,613

Dynavax Technologies Corp.(NON)	34,360	843,194

Eagle Pharmaceuticals, Inc.(NON)(S)	3,700	273,911

Emergent BioSolutions, Inc.(NON)	15,900	452,991

Enanta Pharmaceuticals, Inc.(NON)(S)	13,100	473,434

Exact Sciences Corp.(NON)(S)	9,000	161,910

FivePrime Therapeutics, Inc.(NON)	13,900	213,921

Halozyme Therapeutics, Inc.(NON)	16,300	218,909

Immune Design Corp.(NON)(S)	16,211	197,774

Infinity Pharmaceuticals, Inc.(NON)	22,600	190,970

Inotek Pharmaceuticals Corp.(NON)(S)	24,565	230,911

Insys Therapeutics, Inc.(NON)(S)	29,090	827,901

Isis Pharmaceuticals, Inc.(NON)(S)	6,300	254,646

Ligand Pharmaceuticals, Inc.(NON)(S)	4,600	393,990

Merrimack Pharmaceuticals, Inc.(NON)(S)	59,300	504,643

MiMedx Group, Inc.(NON)(S)	52,600	507,590

Myriad Genetics, Inc.(NON)	10,200	382,296

Neurocrine Biosciences, Inc.(NON)	24,300	966,897

Novavax, Inc.(NON)	28,900	204,323

OncoMed Pharmaceuticals, Inc.(NON)	11,600	192,444

Ophthotech Corp.(NON)(S)	13,100	530,812

Portola Pharmaceuticals, Inc.(NON)	7,400	315,388

Prothena Corp. PLC (Ireland)(NON)(S)	28,800	1,305,792

PTC Therapeutics, Inc.(NON)(S)	11,700	312,390

Repligen Corp.(NON)(S)	33,574	935,036

Retrophin, Inc.(NON)	18,076	366,220

Sage Therapeutics, Inc.(NON)	6,000	253,920

TESARO, Inc.(NON)(S)	17,500	701,750

Threshold Pharmaceuticals, Inc.(NON)	67,200	273,504

Trevena, Inc.(NON)	32,800	339,480

uniQure NV (Netherlands)(NON)	15,800	323,110

		19,211,763
Building products (1.7%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	4,900	148,960

Continental Building Products, Inc.(NON)	34,000	698,360

Patrick Industries, Inc.(NON)	17,900	706,871

PGT, Inc.(NON)	58,600	719,608

Trex Co., Inc.(NON)	7,600	253,308

		2,527,107
Chemicals (2.0%)

American Vanguard Corp.	38,500	445,060

Innophos Holdings, Inc.	8,961	355,214

Innospec, Inc.	20,433	950,339

Scotts Miracle-Gro Co. (The) Class A	11,300	687,266

Trinseo SA(NON)(S)	20,000	505,000

		2,942,879
Commercial services and supplies (1.3%)

G&K Services, Inc. Class A	7,900	526,298

KAR Auction Services, Inc.	12,625	448,188

MSA Safety, Inc.	10,242	409,373

Tetra Tech, Inc.	20,600	500,786

		1,884,645
Communications equipment (2.7%)

Brocade Communications Systems, Inc.	41,900	434,922

CalAmp Corp.(NON)(S)	51,893	834,958

EchoStar Corp. Class A(NON)	17,604	757,500

Ixia(NON)	53,200	770,868

Netscout Systems, Inc.(NON)	5,518	195,172

ShoreTel, Inc.(NON)	62,700	468,369

Ubiquiti Networks, Inc.(S)	15,200	515,128

		3,976,917
Construction and engineering (1.0%)

Argan, Inc.	18,700	648,516

Chicago Bridge & Iron Co. NV(S)	6,700	265,722

MasTec, Inc.(NON)	33,300	527,139

		1,441,377
Construction materials (0.6%)

US Concrete, Inc.(NON)	19,400	927,126

		927,126
Consumer finance (0.9%)

Encore Capital Group, Inc.(NON)(S)	15,773	583,601

PRA Group, Inc.(NON)	13,682	724,051

		1,307,652
Diversified consumer services (1.5%)

Bright Horizons Family Solutions, Inc.(NON)	12,653	812,829

Grand Canyon Education, Inc.(NON)	14,185	538,888

LifeLock, Inc.(NON)(S)	31,700	277,692

Sotheby's Class A(S)	18,600	594,828

		2,224,237
Diversified telecommunication services (1.9%)

Cincinnati Bell, Inc.(NON)	133,600	416,832

Cogent Communications Holdings, Inc.	23,600	640,976

IDT Corp. Class B	25,300	361,790

inContact, Inc.(NON)(S)	77,300	580,523

Inteliquent, Inc.	36,157	807,386

		2,807,507
Electrical equipment (0.9%)

AZZ, Inc.	11,786	573,860

EnerSys	15,466	828,668

		1,402,528
Electronic equipment, instruments, and components (1.4%)

Jabil Circuit, Inc.	21,400	478,718

MTS Systems Corp.	6,591	396,185

Plexus Corp.(NON)	14,900	574,842

SYNNEX Corp.	6,800	578,408

		2,028,153
Energy equipment and services (0.3%)

Matrix Service Co.(NON)	21,713	487,891

		487,891
Food and staples retail (0.2%)

Andersons, Inc. (The)	8,800	299,728

		299,728
Food products (1.6%)

Cal-Maine Foods, Inc.(S)	9,100	496,951

Farmer Bros. Co.(NON)	13,000	354,250

John B. Sanfilippo & Son, Inc.	16,200	830,412

Pinnacle Foods, Inc.	16,200	678,456

		2,360,069
Health-care equipment and supplies (7.6%)

Accuray, Inc.(NON)(S)	57,460	287,013

Alere, Inc.(NON)	25,285	1,217,473

AtriCure, Inc.(NON)(S)	16,514	361,822

Conmed Corp.	10,343	493,775

DexCom, Inc.(NON)	14,079	1,208,823

Entellus Medical, Inc.(NON)	14,400	259,488

Globus Medical, Inc. Class A(NON)	25,404	524,847

Greatbatch, Inc.(NON)	15,827	892,959

Hill-Rom Holdings, Inc.	14,440	750,736

ICU Medical, Inc.(NON)	11,595	1,269,653

Insulet Corp.(NON)	10,000	259,100

OraSure Technologies, Inc.(NON)	48,200	214,008

Rockwell Medical, Inc.(NON)(S)	48,000	370,080

Sientra, Inc.(NON)	6,053	61,438

Spectranetics Corp. (The)(NON)(S)	25,400	299,466

STAAR Surgical Co.(NON)(S)	43,300	336,008

Steris Corp.(S)	7,107	461,742

TransEnterix, Inc.(NON)(S)	160,200	362,052

West Pharmaceutical Services, Inc.	13,900	752,268

Zeltiq Aesthetics, Inc.(NON)	26,500	848,795

		11,231,546
Health-care providers and services (5.6%)

AmSurg Corp.(NON)	11,002	854,965

Centene Corp.(NON)	11,710	635,033

Chemed Corp.(S)	10,856	1,448,950

Health Net, Inc.(NON)	8,900	535,958

HealthEquity, Inc.(NON)	22,900	676,695

HealthSouth Corp.	18,510	710,229

Landauer, Inc.	13,500	499,365

Molina Healthcare, Inc.(NON)	3,700	254,745

Providence Service Corp. (The)(NON)	9,868	430,047

RadNet, Inc.(NON)	73,700	409,035

Select Medical Holdings Corp.	43,200	466,128

Surgical Care Affiliates, Inc.(NON)	17,800	581,882

Team Health Holdings, Inc.(NON)	7,900	426,837

WellCare Health Plans, Inc.(NON)	5,100	439,518

		8,369,387
Health-care technology (0.3%)

Veeva Systems, Inc. Class A(NON)(S)	19,000	444,790

		444,790
Hotels, restaurants, and leisure (2.8%)

Bloomin' Brands, Inc.	29,800	541,764

Brinker International, Inc.	12,000	632,040

Buffalo Wild Wings, Inc.(NON)	1,700	328,831

Cedar Fair LP	9,600	505,056

Marcus Corp.	26,529	513,071

Papa John's International, Inc.	10,892	745,884

Penn National Gaming, Inc.(NON)	26,900	451,382

Sonic Corp.	18,900	433,755

		4,151,783
Household durables (0.3%)

Ethan Allen Interiors, Inc.	19,387	512,011

		512,011
Insurance (2.7%)

Amtrust Financial Services, Inc.	13,500	850,230

Employers Holdings, Inc.	31,200	695,448

Federated National Holding Co.	28,300	679,766

HCI Group, Inc.	14,200	550,534

Heritage Insurance Holdings, Inc.(NON)	31,500	621,495

United Insurance Holdings Corp.	44,000	578,600

		3,976,073
Internet and catalog retail (0.4%)

Groupon, Inc.(NON)	104,500	340,670

Shutterfly, Inc.(NON)	5,429	194,087

		534,757
Internet software and services (1.9%)

Apigee Corp.(NON)(S)	30,700	323,885

Constant Contact, Inc.(NON)	14,600	353,904

Cornerstone OnDemand, Inc.(NON)	14,600	481,800

Monster Worldwide, Inc.(NON)(S)	110,200	707,484

Rackspace Hosting, Inc.(NON)	21,200	523,216

Web.com Group, Inc.(NON)	21,400	451,112

		2,841,401
IT Services (2.0%)

Cardtronics, Inc.(NON)(S)	12,800	418,560

CSG Systems International, Inc.	15,600	480,480

Heartland Payment Systems, Inc.	9,300	585,993

MAXIMUS, Inc.	9,935	591,729

NeuStar, Inc. Class A(NON)(S)	14,500	394,545

VeriFone Systems, Inc.(NON)	18,100	501,913

		2,973,220
Leisure products (1.2%)

Brunswick Corp.	10,100	483,689

Malibu Boats, Inc. Class A(NON)	25,100	350,898

MCBC Holdings, Inc.(NON)	22,236	288,179

Smith & Wesson Holding Corp.(NON)	38,400	647,808

		1,770,574
Life sciences tools and services (0.5%)

Cambrex Corp.(NON)	18,000	714,240

		714,240
Machinery (2.0%)

Altra Industrial Motion Corp.	15,221	351,910

Kadant, Inc.	11,779	459,499

Standex International Corp.	12,496	941,574

Wabash National Corp.(NON)	54,600	578,214

Woodward, Inc.	16,400	667,480

		2,998,677
Marine (0.3%)

Matson, Inc.	10,753	413,883

		413,883
Media (3.7%)

Carmike Cinemas, Inc.(NON)	21,631	434,567

Discovery Communications, Inc. Class A(NON)(S)	21,800	567,454

Eros International PLC(NON)	10,926	297,078

Gray Television, Inc.(NON)	71,200	908,512

Lions Gate Entertainment Corp.	30,100	1,107,680

Live Nation Entertainment, Inc.(NON)	19,200	461,568

National CineMedia, Inc.	32,600	437,492

Nexstar Broadcasting Group, Inc. Class A	14,900	705,515

Regal Entertainment Group Class A(S)	34,200	639,198

		5,559,064
Multiline retail (0.8%)

Big Lots, Inc.	13,300	637,336

Dillards, Inc. Class A	6,400	559,296

		1,196,632
Oil, gas, and consumable fuels (1.8%)

Callon Petroleum Co.(NON)	90,560	660,182

Delek US Holdings, Inc.	15,800	437,660

Diamondback Energy, Inc.(NON)	5,032	325,067

EP Energy Corp. Class A(NON)(S)	31,400	161,710

Gulfport Energy Corp.(NON)	8,110	240,705

REX American Resources Corp.(NON)(S)	8,100	410,022

SM Energy Co.	7,700	246,708

Whiting Petroleum Corp.(NON)	12,590	192,249

		2,674,303
Personal products (0.9%)

Coty, Inc. Class A(NON)	32,500	879,450

Nutraceutical International Corp.(NON)	17,300	408,453

		1,287,903
Pharmaceuticals (5.5%)

Aratana Therapeutics, Inc.(NON)	34,700	293,562

Carbylan Therapeutics, Inc.(NON)	8,966	32,009

Cardiome Pharma Corp. (Canada)(NON)	164,200	1,385,848

Catalent, Inc.(NON)	17,500	425,250

Depomed, Inc.(NON)	15,600	294,060

Impax Laboratories, Inc.(NON)	6,900	242,949

Jazz Pharmaceuticals PLC(NON)	18,266	2,425,907

Lannett Co., Inc.(NON)(S)	23,200	963,264

POZEN, Inc.(NON)(S)	73,400	428,289

Prestige Brands Holdings, Inc.(NON)	15,540	701,786

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	34,200	679,554

Supernus Pharmaceuticals, Inc.(NON)	24,200	339,526

		8,212,004
Professional services (2.3%)

Barrett Business Services, Inc.	7,300	313,389

CEB, Inc.	7,273	497,037

Kforce, Inc.	24,480	643,334

Korn/Ferry International	13,700	453,059

On Assignment, Inc.(NON)	27,209	1,004,012

TrueBlue, Inc.(NON)	22,677	509,552

		3,420,383
Real estate investment trusts (REITs) (1.4%)

Communications Sales & Leasing, Inc.	39,000	698,100

National Health Investors, Inc.	10,900	626,641

Omega Healthcare Investors, Inc.	19,700	692,455

		2,017,196
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A	17,800	640,444

		640,444
Road and rail (0.9%)

Avis Budget Group, Inc.(NON)	16,200	707,616

Swift Transportation Co.(NON)(S)	37,853	568,552

		1,276,168
Semiconductors and semiconductor equipment (5.8%)

Advanced Energy Industries, Inc.(NON)	25,100	660,130

Ambarella, Inc.(NON)(S)	9,300	537,445

Applied Micro Circuits Corp.(NON)(S)	58,000	307,980

Cavium, Inc.(NON)	6,922	424,803

Ceva, Inc.(NON)	39,735	737,879

Cypress Semiconductor Corp.(NON)	62,800	535,056

DSP Group, Inc.(NON)	50,400	459,144

Fairchild Semiconductor International, Inc.(NON)	26,836	376,777

Integrated Device Technology, Inc.(NON)	15,500	314,650

Intersil Corp. Class A	25,100	293,670

Lattice Semiconductor Corp.(NON)	78,400	301,840

Mellanox Technologies, Ltd. (Israel)(NON)	13,949	527,133

Microsemi Corp.(NON)	17,001	557,973

Monolithic Power Systems, Inc.	9,100	465,920

ON Semiconductor Corp.(NON)	64,400	605,360

Power Integrations, Inc.	11,100	468,087

Semtech Corp.(NON)	8,911	134,556

Silicon Laboratories, Inc.(NON)	6,000	249,240

Synaptics, Inc.(NON)	8,337	687,469

		8,645,112
Software (7.1%)

A10 Networks, Inc.(NON)	55,800	334,242

Aspen Technology, Inc.(NON)	15,406	584,041

AVG Technologies NV (Netherlands)(NON)	27,091	589,229

Barracuda Networks, Inc.(NON)(S)	19,800	308,484

Blackbaud, Inc.	13,400	752,008

Gigamon, Inc.(NON)	9,400	188,094

Glu Mobile, Inc.(NON)(S)	76,776	335,511

Manhattan Associates, Inc.(NON)	11,352	707,230

Mentor Graphics Corp.	33,167	816,903

MobileIron, Inc.(NON)(S)	46,600	144,460

Paylocity Holding Corp.(NON)	9,700	290,903

Proofpoint, Inc.(NON)(S)	11,300	681,616

PROS Holdings, Inc.(NON)	16,700	369,738

QAD, Inc. Class A	29,700	760,320

Qlik Technologies, Inc.(NON)	12,900	470,205

Qualys, Inc.(NON)	8,000	227,680

SS&C Technologies Holdings, Inc.	10,917	764,627

Synchronoss Technologies, Inc.(NON)(S)	13,800	452,640

Tyler Technologies, Inc.(NON)	7,996	1,193,883

Verint Systems, Inc.(NON)	14,750	636,463

		10,608,277
Specialty retail (2.7%)

Ascena Retail Group, Inc.(NON)	33,700	468,767

Caleres, Inc.	22,308	681,063

Children's Place, Inc. (The)	5,700	328,719

Conn's, Inc.(NON)(S)	13,100	314,924

DSW, Inc. Class A	14,900	377,119

Express, Inc.(NON)	28,400	507,508

Five Below, Inc.(NON)(S)	13,100	439,898

Men's Wearhouse, Inc. (The)	12,300	522,996

Sally Beauty Holdings, Inc.(NON)	16,600	394,250

		4,035,244
Technology hardware, storage, and peripherals (0.8%)

Nimble Storage, Inc.(NON)(S)	13,300	320,796

QLogic Corp.(NON)	82,500	845,625

		1,166,421
Textiles, apparel, and luxury goods (1.8%)

Deckers Outdoor Corp.(NON)	6,500	377,390

G-III Apparel Group, Ltd.(NON)	6,033	371,995

Oxford Industries, Inc.	8,300	613,204

Sequential Brands Group, Inc.(NON)(S)	36,400	526,708

Steven Madden, Ltd.(NON)	13,090	479,356

Wolverine World Wide, Inc.	17,900	387,356

		2,756,009
Thrifts and mortgage finance (0.6%)

BofI Holding, Inc.(NON)	3,972	511,713

Essent Group, Ltd. (Bermuda)(NON)	18,000	447,300

		959,013
Trading companies and distributors (0.3%)

Beacon Roofing Supply, Inc.(NON)	15,800	513,342

		513,342

Total common stocks (cost $138,771,639)		$148,405,801

SHORT-TERM INVESTMENTS (17.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	25,242,444	$25,242,444

Putnam Short Term Investment Fund 0.13%(AFF)	369,274	369,274

Total short-term investments (cost $25,611,718)		$25,611,718

TOTAL INVESTMENTS

Total investments (cost $164,383,357)(b)		$174,017,519

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,658,497.
(b)	The aggregate identified cost on a tax basis is $164,447,084, resulting in gross unrealized appreciation and depreciation of $26,335,531 and $16,765,096, respectively, or net unrealized appreciation of $9,570,435.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$5,009,477	$12,168,595	$16,808,798	$887	$369,274
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $25,242,444, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $25,056,350.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$25,113,568	$—	$—
Consumer staples	3,947,700	—	—
Energy	3,162,194	—	—
Financials	11,380,752	—	—
Health care	48,183,730	—	—
Industrials	17,700,844	—	—
Information technology	32,239,501	—	—
Materials	3,870,005	—	—
Telecommunication services	2,807,507	—	—
Total common stocks	148,405,801	—	—
Short-term investments	369,274	25,242,444	—

Totals by level	$148,775,075	$25,242,444	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015